TAXES (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 USD ($)	Feb. 28, 2025 JPY (¥)	Feb. 29, 2024	Feb. 28, 2026 JPY (¥)
Income Tax Disclosure [Abstract]
Japanese statutory tax rate	30.60%	30.60%	30.60%
Net deferred tax assets	$ 6,600	¥ 687,400
Valuation allowance	$ 900	¥ 116,200		¥ 145,100